Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Summary of Significant Accounting Policies [Abstract]
Net income allocated to common shareholders, basic and diluted	$ 1,323	$ 935
Basic
Weighted-average common shares outstanding	8,366,521	8,345,422
Diluted
Weighted-average common shares outstanding (diluted)	8,366,521	8,345,422